Note 45 Depreciation And Amortisation Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation [Line Items]
Depreciation and amortisation expense	€ 1,533	€ 1,403	€ 1,328
Tangible assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	972	867	818
For own use depreciable assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	623	547	501
Right of use assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	343	317	312
Investment property [member]
Depreciation [Line Items]
Depreciation and amortisation expense	5	3	5
Intanbile assets [Member]
Depreciation [Line Items]
Depreciation and amortisation expense	€ 561	€ 536	€ 510